SEMI ANNUAL REPORT

                                FEBRUARY 28, 1998

                             TEMPLETON FOREIGN FUND

[FRANKLIN TEMPLETON LOGO]

PAGE


[CELEBRATING OVER 50 YEARS LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.



[PHOTO OF MARK HOLOWESKO APPEARS HERE]


MARK HOLOWESKO
Portfolio Manager
Templeton Foreign Fund


Mark Holowesko is the president and portfolio manager of Templeton Foreign Fund, as well as several other Templeton funds. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as chief investment officer of equity research worldwide, as well as an officer and director of Templeton Worldwide, Inc. Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst and a former director of the International Society of Financial Analysts.


PAGE


SHAREHOLDER LETTER



Your Fund's Objective: Templeton Foreign Fund seeks long-term capital growth through a flexible policy of investing in equity and debt securities of companies and governments outside the United States.


Dear Shareholder:

We are pleased to bring you this semi-annual report of Templeton Foreign Fund, which covers the period ended February 28, 1998. The six months under review proved to be eventful for global investors, as growing investor enthusiasm for European shares was offset by incredibly volatile price swings in Asian markets. Within this environment, the Fund's Class I shares provided a six-month cumulative total return of 2.57%, as discussed in the Performance Summary on page 6.

During the six months under review, Europe remained our largest geographic allocation. Potential for corporate improvements increased there, as many European firms (similar to American companies at the end of the 1980s) announced plans



You may find a complete listing of the Fund's portfolio holdings, including the number of shares and dollar value, beginning on page 16 of this report.


CONTENTS

Shareholder Letter .........   1

Performance Summaries
   Class I .................   6
   Class II ................   8
   Advisor Class ...........  10

Financial Highlights &
Statement of Investments ...  13

Financial Statements .......  25

Notes to the Financial
Statements .................  28


FUND CATEGORY
[PYRAMID GRAPH]




PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/98
[BAR GRAPH]

European Stocks                40.8%
Asian Stocks                   18.9%
Latin American Stocks           9.1%
Australian &
New Zealand Stocks              4.5%
North American Stocks           1.3%
Middle Eastern &
African Stocks                  1.1%
Fixed-Income Securities         6.0%
Short-Term Investments
& Other Net Assets             18.3%

to cut costs, improve efficiency, reduce debt burdens and buy back shares. This led to the rise of many European equity markets, and our holdings of Peugeot SA and Somerfield Plc. appreciated substantially in value.

Asia, however, presented a different picture. Rapid economic expansion in the region encouraged massive investment, leading to relatively high asset values and an excessive supply of manufactured goods. To help make these products more competitive in overseas markets, many Asian countries were forced to devalue their currencies. Unfortunately, these devaluations contributed to higher interest expenses, since much of the debt accumulated by corporations was from foreign bankers. Rather than increasing competitiveness, the devaluations pushed many companies to the verge of bankruptcy. Fearing that these firms would be unable to pay back their loans, many investors sold their shares, and stock markets in the area plummeted.

Although our exposure to Asia was relatively low, the Fund's performance was hindered by its holdings there. Our largest Asian weighting was Hong Kong, whose equity market fell 17.6% during the six months under review.(1) Seeking to take advantage of these price declines, we added to our existing holdings, including HSBC Holdings Plc., one of the world's largest banks; Swire Pacific Ltd., a







1. Source: Bloomberg. Market return is measured in U.S. dollars and includes reinvested dividends.


2

PAGE


conglomerate that possesses the right to sell Coca Cola in China; and Cathay Pacific Airways Ltd., the Hong Kong-based airline company.

Looking forward, we are confident about our ability to deal with future volatility in Asian stock markets. Turbulent markets are not new to us, and where many people see only risk, we see potential returns. This was the case when we increased our holdings in Latin America after the Mexican peso crises. Today, we remain optimistic about the long-term viability of Hong Kong, despite the Asian currency crisis. At this time, the largest risk to our holdings appears to be the possible collapse of the Hong Kong dollar's currency peg to the U.S. dollar. However, we believe that this is unlikely to occur in the near term. Since 1983, Hong Kong authorities have maintained a link between the Hong Kong dollar and the U.S. dollar, and have supported the peg with U.S. dollars on deposit there. Although the peg helped fuel speculation in Hong Kong's property sector, it has provided a sense of stability missing in other Asian countries. The peg's importance in maintaining economic stability and confidence, the size of the foreign exchange reserves in Hong Kong (which exceed the level of U.S. foreign exchange reserves), and the support of the mainland Chinese government, all contribute to our belief that the peg should weather devaluation crises in the region.





TOP 10 EQUITY HOLDINGS
2/28/98

NAME,                       % OF TOTAL
INDUSTRY, COUNTRY           NET ASSETS
--------------------------------------
HSBC Holdings Plc.
Banking, Hong Kong                2.0%

Philips Electronics NV
Electrical & Electronics,
Netherlands                       1.9%

Deutsche Bank AG
Banking, Germany                  1.7%

Telecomunicacoes Brasileiras
SA (Telebras), pfd.
Telecommunications, Brazil        1.7%

Telefonos de Mexico
SA (Telmex), L
Telecommunications, Mexico        1.3%

YPF Sociedad Anonima
Energy Sources, Argentina         1.3%

National Australia Bank Ltd.
Banking, Australia                1.2%

British Telecommunications Plc.
Telecommunications,
United Kingdom                    1.2%

Axa-UAP
Financial Services, France        1.1%

News Corp. Ltd., pfd.
Broadcasting & Publishing,
Australia                         1.1%


                                                                               3

PAGE


TOP 10 INDUSTRIES
2/28/98

                        % OF TOTAL
INDUSTRY                NET ASSETS
----------------------------------
Telecommunications            9.0%

Banking                       8.8%

Multi-Industry                6.3%

Utilities Electrical & Gas    5.8%

Forest Products & Paper       5.3%

Energy Sources                5.2%

Metals & Mining               5.2%

Electrical & Electronics      5.0%

Merchandising                 3.1%

Industrial Components         2.5%


The economic outlook for Europe appears bright. If interest rates there fall due to government attempts to meet European Monetary Union requirements, and taxes drop, European corporations could deliver positive earnings surprises. In our opinion, the Fund's high exposure in the region has the potential to be well-rewarded over time.

Please remember that there are special risks associated with global investing related to market, currency, economic, social, political, and other factors. Developing markets involve similar but heightened risks, in addition to those risks associated with their relatively small size and lesser liquidity. Although short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong equity market has increased 1,268% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.(2) These risks and other considerations are discussed in the Fund's prospectus.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies and our evaluations, conclusions and decisions regarding portfolio holdings may change as new






2. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1997.



4

PAGE


circumstances arise. All figures shown are as of February 28, 1998, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

We thank you for your continued investment in the Fund and would like to reaffirm our dedication and commitment to searching the world for the best possible securities for the Fund's portfolio.

Sincerely,


/s/ Mark G. Holowesko
Mark G. Holowesko, CFA
President
Templeton Foreign Fund



TOP 10 COUNTRIES
REPRESENTED IN THE FUND*
Equity Investments
(75.7% of Total Net Assets)
2/28/98

                    % OF TOTAL
COUNTRY             NET ASSETS
------------------------------
United Kingdom           14.2%

Hong Kong                10.5%

Sweden                    4.8%

Netherlands               4.6%

France                    4.3%

Brazil                    3.7%

Australia                 3.6%

Japan                     3.3%

Mexico                    2.6%

Spain                     2.4%

*Does not include investments in U.S. government securities and short-term investments and other net assets.



                                                                               5

PAGE


PERFORMANCE SUMMARY



CLASS I

Templeton Foreign Fund - Class I produced a 2.57% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge. We have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 7, the Fund's Class I shares delivered a cumulative total return of more than 253% for the 10-year period ended February 28, 1998.

The Fund's share price, as measured by net asset value, decreased
87 cents ($0.87), from $11.40 on August 31, 1997, to $10.53 on February 28,
1998. During the reporting period, shareholders received per-share distributions of 32 cents ($0.32) in income dividends, 8.5 cents ($0.085) in short-term capital gains, and 76 cents ($0.76) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.



6

PAGE


CLASS I
Periods ended 2/28/98

                                                                    SINCE
                                                                  INCEPTION
                                   1-YEAR    5-YEAR   10-YEAR     (10/5/82)
---------------------------------------------------------------------------
Cumulative Total Return(1)          10.21%    95.26%   253.23%     964.88%
Average Annual Total Return(2)       3.85%    12.98%    12.78%      16.15%
Value of $10,000 Investment(3)    $10,385   $18,405   $33,298    $100,342

                             2/28/94  2/28/95  2/28/96  2/28/97   2/28/98
-------------------------------------------------------------------------
One-Year Total Return(4)      35.16%   -2.74%   16.15%   16.04%    10.21%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 5.75% initial sales charge. See Note below.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, maximum 5.75% initial sales charge. See Note below.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated and does not include the sales charge.

Note: Total returns have been restated to reflect the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund's Class I shares implemented a Rule 12b-1 plan, which affects subsequent performance.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


                                                                               7

PAGE


CLASS II

Templeton Foreign Fund - Class II produced a 2.27% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased 84 cents ($0.84), from $11.25 on August 31, 1997, to $10.41 on February 28, 1998. During
the reporting period, shareholders received per-share distributions of 25.57 cents ($0.2557) in income dividends, 8.5 cents ($0.085) in short-term capital gains, and 76 cents ($0.76) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.


8

PAGE


CLASS II
Periods ended 2/28/98

                                                                 SINCE
                                                               INCEPTION
                                                    1-YEAR     (5/1/95)
------------------------------------------------------------------------
Cumulative Total Return(1)                            9.36%      39.60%
Average Annual Total Return(2)                        7.25%      12.12%
Value of $10,000 Investment(3)                     $10,725     $13,824



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic, and political climates in countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.




Past performance is not predictive of future results.


                                                                               9

PAGE


ADVISOR CLASS

Templeton Foreign Fund - Advisor Class produced a 2.71% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The Fund's share price, as measured by net asset value, decreased 88 cents ($0.88), from $11.42 on August 31, 1997, to $10.54 on February 28, 1998. During
the reporting period, shareholders received per-share distributions of 34.58 cents ($0.3458) in income dividends, 8.5 cents ($0.085) in short-term capital gains, and 76 cents ($0.76) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.


10

PAGE


ADVISOR CLASS
Periods ended 2/28/98

                                                                    SINCE
                                                                  INCEPTION
                                    1-YEAR*  5-YEAR*   10-YEAR*   (10/5/82)*
--------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)           10.45%    95.88%   254.35%     968.24%
Average Annual Total Return(1)       10.45%    14.39%    13.49%      16.63%
Value of $10,000 Investment(2)      $11,433  $29,276   $35,435     $106,824

                              2/28/94  2/28/95  2/28/96  2/28/97  2/28/98
--------------------------------------------------------------------------------------------------------------------------
One-Year Total Return(3),*     35.16%   -2.74%   16.15%   16.15%   10.45%



*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 14.33%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


                                                                              11

PAGE


TEMPLETON FOREIGN FUND


CLASS I

If you had invested $10,000 in Templeton Foreign Fund - Class I at inception, it would be worth more than $100,000 today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on October 5, 1982 (inception), with income dividends and capital gains reinvested through February 28, 1998.*


       DATE         INITIAL       INCOME       INITIAL +   CAP GAINS    INITIAL +   TOTAL VALUE
                                              DIVIDENDS                CAP GAINS
        10/5/82      $9,423         $0         $9,423         $0       $9,423          $9,423
       12/31/82      $9,823         $0         $9,823         $0       $9,823          $9,823
       12/30/83     $13,168       $193        $13,361        $48      $13,217         $13,410
       12/31/84     $12,603       $491        $13,094       $156      $12,759         $13,250
       12/31/85     $15,489     $1,077        $16,566       $246      $15,735         $16,812
       12/31/86     $18,151     $1,752        $19,903     $1,745      $19,896         $21,648
       12/31/87     $20,436     $2,816        $23,252     $3,754      $24,190         $27,006
       12/30/88     $22,709     $4,156        $26,865     $6,081      $28,790         $32,946
       12/29/89     $27,468     $6,387        $33,854     $9,152      $36,619         $43,006
       12/31/90     $24,700     $7,170        $31,870     $9,842      $34,541         $41,712
       12/31/91     $26,949     $9,249        $36,198    $13,127      $40,077         $49,325
       12/31/92     $25,088     $9,876        $34,964    $14,408      $39,496         $49,372
       12/31/93     $33,333    $14,060        $47,393    $20,156      $53,489         $67,549
       12/30/94     $31,166    $14,231        $45,397    $22,386      $53,552         $67,783
       12/29/95     $32,438    $16,772        $49,211    $26,133      $58,571         $75,343
       12/31/96     $36,608    $21,301        $57,909    $30,994      $67,602         $88,903
       12/31/97     $35,159    $23,062        $58,221    $36,595      $71,754         $94,815
        2/28/98     $37,208    $24,406        $61,615    $38,728      $75,936        $100,342



*Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class I shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

All figures assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. This was a period of generally rising securities prices.

The historical data shown above pertain only to Class I shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.

Past performance is not predictive of future results.


12

PAGE



TEMPLETON FOREIGN FUND
Financial Highlights

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED AUGUST 31,
                                      FEBRUARY 28, 1998    -------------------------------------------------------------------
                                         (UNAUDITED)          1997           1996          1995          1994         1993+
                                      ----------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE - CLASS I
(For a share outstanding
  throughout the period)
Net asset value, beginning of
period............................            $11.40             $9.97         $9.62        $10.01         $8.74         $7.92
                                      ----------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income............               .10               .32           .27           .23           .14           .14
 Net realized and unrealized
   gain...........................               .19              1.56           .69           .05          1.39          1.21
                                      ----------------------------------------------------------------------------------------
Total from investment
  operations......................               .29              1.88           .96           .28          1.53          1.35
                                      ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income............              (.32)             (.28)         (.25)         (.16)         (.13)         (.19)
 Net realized gains...............              (.84)             (.17)         (.36)         (.51)         (.13)         (.34)
                                      ----------------------------------------------------------------------------------------
Total distributions...............             (1.16)             (.45)         (.61)         (.67)         (.26)         (.53)
                                      ----------------------------------------------------------------------------------------
Net asset value, end of period....            $10.53            $11.40         $9.97         $9.62        $10.01         $8.74
                                      ========================================================================================
Total Return*.....................             2.57%            19.55%        10.68%         3.14%        17.94%        18.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's).........................       $14,665,557       $14,367,787    $9,602,209    $6,941,238    $5,014,438    $2,667,771
Ratios to average net assets:
 Expenses.........................             1.13%**           1.08%         1.12%         1.15%         1.14%         1.12%
 Net investment income............             2.01%**           3.28%         3.09%         2.81%         1.84%         2.11%
Portfolio turnover rate...........            19.26%            37.28%        15.91%        21.78%        36.75%        21.29%
Average commission rate paid***...            $.0073            $.0005        $.0075            --            --            --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
+Per share amounts for the year ended August 31, 1993 have been restated to reflect a 3-for-1 stock split effective February 25, 1994.
                                                                              13

PAGE


TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                   SIX MONTHS
                                                                      ENDED                  YEAR ENDED AUGUST 31,
                                                                FEBRUARY 28, 1998    -------------------------------------
                                                                   (UNAUDITED)          1997           1996         1995+
                                                                ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $11.25             $9.87         $9.59        $9.16
                                                                ----------------------------------------------------------
Income from investment operations:
 Net investment income......................................              .07               .26           .30          .03
 Net realized and unrealized gain...........................              .19              1.52           .58          .40
                                                                ----------------------------------------------------------
Total from investment operations............................              .26              1.78           .88          .43
                                                                ----------------------------------------------------------
Less distributions from:
 Net investment income......................................             (.26)             (.23)         (.24)          --
 Net realized gains.........................................             (.84)             (.17)         (.36)          --
                                                                ----------------------------------------------------------
Total distributions.........................................            (1.10)             (.40)         (.60)          --
                                                                ----------------------------------------------------------
Net asset value, end of period..............................           $10.41            $11.25         $9.87        $9.59
                                                                ==========================================================
Total Return*...............................................            2.27%            18.65%         9.78%        4.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $1,475,281        $1,303,639      $527,443      $63,428
Ratios to average net assets:
 Expenses...................................................            1.88%**           1.83%         1.87%        1.90%**
 Net investment income......................................            1.25%**           2.62%         2.63%        1.86%**
Portfolio turnover rate.....................................           19.26%            37.28%        15.91%       21.78%
Average commission rate paid***.............................           $.0073            $.0005        $.0075           --

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
+For the period May 1, 1995 (effective date) to August 31, 1995.
 14

PAGE


TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998          YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1997+
                                                                ----------------------------------------
PER SHARE OPERATING PERFORMANCE - ADVISOR CLASS
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $11.42                      $10.26
                                                                ----------------------------------------
Income from investment operations:
 Net investment income......................................             .17                     .07
 Net realized and unrealized gain...........................             .14                    1.09
                                                                ----------------------------------------
Total from investment operations............................             .31                    1.16
                                                                ----------------------------------------
Less distributions from:
 Net investment income......................................            (.35)                     --
 Net realized gains.........................................            (.84)                     --
                                                                ----------------------------------------
Total distributions.........................................           (1.19)                     --
                                                                ----------------------------------------
Net asset value, end of period..............................          $10.54                      $11.42
                                                                ========================================
Total Return*...............................................           2.71%                  11.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $208,450                $139,100
Ratios to average net assets:
 Expenses...................................................            .88%**                  .83%**
 Net investment income......................................           2.22%**                 3.37%**
Portfolio turnover rate.....................................          19.26%                  37.28%
Average commission rate paid***.............................          $.0073                      $.0005

*Total return is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.
                                                                              15

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS 70.1%
AEROSPACE & MILITARY TECHNOLOGY
Hong Kong Aircraft Engineering Co. Ltd. ....................
                                                                Hong Kong           1,632,200     $     3,488,913
                                                                                                  ---------------
APPLIANCES & HOUSEHOLD DURABLES .7%
Chofu Seisaku Co. Ltd. .....................................
                                                                  Japan               452,100           6,489,302
*Luks Industrial Co. Ltd. ..................................
                                                                Hong Kong          15,574,000             804,598
Sindo Ricoh Co. ............................................
                                                               South Korea            449,660          18,311,323
Sony Corp. .................................................
                                                                  Japan             1,003,800          90,747,978
Thorn Plc. .................................................
                                                              United Kingdom        1,925,000           4,804,730
                                                                                                  ---------------
                                                                                                      121,157,931
                                                                                                  ---------------
AUTOMOBILES 1.1%
Bayerische Motorenwerke AG BMW..............................
                                                                 Germany                3,375           3,380,675
Fiat SpA, di Risp...........................................
                                                                  Italy             5,103,340          10,669,491
Peugeot SA..................................................
                                                                  France              608,100          86,692,872
Volvo AB, B.................................................
                                                                  Sweden            3,141,000          85,019,254
                                                                                                  ---------------
                                                                                                      185,762,292
                                                                                                  ---------------
BANKING 8.4%
Bangkok Bank Public Co. Ltd., fgn. .........................
                                                                 Thailand          22,833,000          77,966,341
*Bank Handlowy W Warszawie SA, GDR, 144A....................
                                                                  Poland              460,300           7,192,187
Bank Slaski SA W Katowicach.................................
                                                                  Poland              462,881          34,578,095
*Cho Hung Bank Co. Ltd. ....................................
                                                               South Korea          2,177,738           3,400,632
*Daegu Bank Co. Ltd. .......................................
                                                               South Korea            169,963             355,954
Deutsche Bank AG............................................
                                                                 Germany            4,000,000         274,759,503
*Grupo Financiero Banamex Accival SA, B.....................
                                                                  Mexico            3,130,000           7,875,946
Guoco Group Ltd. ...........................................
                                                                Hong Kong          15,164,000          38,583,248
HSBC Holdings Plc. .........................................
                                                                Hong Kong          11,042,812         319,482,065
*Kookmin Bank...............................................
                                                               South Korea          2,533,601          17,628,153
*Korea Long Term Credit Bank................................
                                                               South Korea            140,280             850,442
Krung Thai Bank Public Co. Ltd., fgn. ......................
                                                                 Thailand          15,000,000           5,313,589
National Australia Bank Ltd. ...............................
                                                                Australia          14,530,531         200,240,163
National Australia Cap Sec Plc. ............................
                                                                Australia           1,820,553          51,658,191
National Westminster Bank Plc. .............................
                                                              United Kingdom        8,259,289         152,332,433
*Nordbanken Holding AB......................................
                                                                  Sweden            9,100,000          57,454,523
PT Lippo Bank, fgn. ........................................
                                                                Indonesia          22,889,000           1,982,008
*Shinhan Bank Co. Ltd. .....................................
                                                               South Korea          1,765,152           8,398,794
Thai Farmers Bank Public Co. Ltd., fgn. ....................
                                                                 Thailand          15,875,950          47,572,533
Unibanco Uniao de Bancos Brasileiros SA, GDR................
                                                                  Brazil              953,290          32,650,183
Union Bank of Norway, Primary Capital Cert. ................
                                                                  Norway              972,000          32,454,733
                                                                                                  ---------------
                                                                                                    1,372,729,716
                                                                                                  ---------------
BEVERAGES & TOBACCO
*Buenos Aires Embotelladora SA, ADR.........................
                                                                Argentina           1,200,000              12,000
                                                                                                  ---------------
BROADCASTING & PUBLISHING .5%
*Apt Satellite Holdings Ltd., ADR...........................
                                                                Hong Kong           3,000,000          33,375,000
*Inchcape Marketing Services Ltd., fgn. ....................
                                                                Singapore           2,279,100             576,631
Oriental Press Group Limited................................
                                                                Hong Kong          63,112,000          16,302,745

 16

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING (CONT.)
Sing Tao Holdings Ltd. .....................................
                                                                Hong Kong          16,702,500     $     3,451,598
South China Morning Post Ltd. ..............................
                                                                Hong Kong          44,994,400          32,543,576
                                                                                                  ---------------
                                                                                                       86,249,550
                                                                                                  ---------------
BUILDING MATERIALS & COMPONENTS 1.0%
Gujarat Ambuja Cements Ltd. ................................
                                                                  India             1,164,100           7,469,765
Gujarat Ambuja Cements Ltd., GDR............................
                                                                  India               635,300           4,637,690
+Hepworth Plc. .............................................
                                                              United Kingdom       21,012,458          77,890,590
*Keumkang Co. Ltd. .........................................
                                                               South Korea            221,530           3,581,379
Okumura Corp. ..............................................
                                                                  Japan             6,260,000          27,849,802
Siam Cement Public Co. Ltd., fgn. ..........................
                                                                 Thailand           1,578,960          22,446,539
Siam City Cement Public Co. Ltd., fgn. .....................
                                                                 Thailand           2,280,525           6,621,733
Suez Cement Co., GDR, 144A..................................
                                                                  Egypt               449,000           8,867,750
                                                                                                  ---------------
                                                                                                      159,365,248
                                                                                                  ---------------
BUSINESS & PUBLIC SERVICES .2%
Kardex AG, br. .............................................
                                                               Switzerland             15,000           4,214,115
*Waste Management International Plc. .......................
                                                              United Kingdom        8,015,100          24,230,961
                                                                                                  ---------------
                                                                                                       28,445,076
                                                                                                  ---------------
CHEMICALS 2.3%
*Beijing Yanhua Petrochemical Company Ltd., ADR.............
                                                                  China             1,300,000          12,025,000
Courtaulds Plc. ............................................
                                                              United Kingdom       18,731,800         108,475,200
+DSM NV.....................................................
                                                               Netherlands          1,645,000         164,954,631
European Vinyls Corporation Evc International NV............
                                                               Netherlands            450,367           8,327,279
Fauji Fertilizer Co. Ltd. ..................................
                                                                 Pakistan           4,309,000           8,024,418
Rhone-Poulenc SA, A.........................................
                                                                  France            1,518,400          70,058,874
Shanghai Petrochemical Co. Ltd., H..........................
                                                                  China            61,677,000          10,196,521
                                                                                                  ---------------
                                                                                                      382,061,923
                                                                                                  ---------------
CONSTRUCTION & HOUSING .5%
Daito Trust Construction Co. Ltd. ..........................
                                                                  Japan             1,912,700          16,988,295
Fletcher Challenge Building Ltd. ...........................
                                                               New Zealand          5,754,650          13,693,297
+Hollandsche Beton Groep NV.................................
                                                               Netherlands          2,115,629          43,050,440
Kyudenko Corp. .............................................
                                                                  Japan               776,000           4,990,769
                                                                                                  ---------------
                                                                                                       78,722,801
                                                                                                  ---------------
ELECTRICAL & ELECTRONICS 5.0%
ABB AB, A...................................................
                                                                  Sweden           14,061,610         176,682,103
G P Batteries International Ltd. ...........................
                                                                Singapore           2,532,698           8,205,285
General Electric Co. Plc. ..................................
                                                              United Kingdom       23,279,576         152,837,178
Gold Peak Industries (Holdings) Ltd. .......................
                                                                Hong Kong          14,766,000           5,912,121
*Gold Peak Industries (Holdings) Ltd., wts. ................
                                                                Hong Kong           1,395,000             106,303
Great Wall Electronic International Ltd. ...................
                                                                Hong Kong          34,540,800           1,784,478
Hitachi Ltd. ...............................................
                                                                  Japan            15,565,600         117,019,737

                                                                              17

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
ELECTRICAL & ELECTRONICS (CONT.)
Matsushita Electric Industrial Co. Ltd. ....................
                                                                  Japan             3,000,000     $    43,774,782
Philips Electronics NV......................................
                                                               Netherlands          4,088,890         318,014,777
                                                                                                  ---------------
                                                                                                      824,336,764
                                                                                                  ---------------
ELECTRONIC COMPONENTS & INSTRUMENTS .2%
BICC Plc. ..................................................
                                                              United Kingdom       15,948,508          34,289,108
                                                                                                  ---------------
ENERGY EQUIPMENT & SERVICES .3%
Koninklijke Pakhoed NV......................................
                                                               Netherlands          1,302,048          43,436,630
                                                                                                  ---------------
ENERGY SOURCES 4.9%
Anglo American Coal Corp. Ltd. (Amcoal).....................
                                                               South Africa           204,223           9,174,847
Fletcher Challenge Energy Ltd. .............................
                                                               New Zealand          3,112,600          11,373,602
Norsk Hydro AS..............................................
                                                                  Norway            2,607,174         113,890,962
Petron Corporation..........................................
                                                               Philippines         31,640,713           4,693,406
*Ranger Oil Ltd. ...........................................
                                                                  Canada            1,825,205          11,749,757
Repsol SA...................................................
                                                                  Spain             3,811,000         170,049,824
Saga Petroleum AS, A........................................
                                                                  Norway            2,737,815          46,610,639
Saga Petroleum AS, B........................................
                                                                  Norway            1,196,580          17,844,790
Societe Elf Aquitane SA.....................................
                                                                  France            1,486,000         169,332,895
Transportadora de Gas del Sur SA, ADR, B....................
                                                                Argentina           3,590,600          42,189,550
YPF Sociedad Anonima........................................
                                                                Argentina           1,475,000          46,928,934
YPF Sociedad Anonima, ADR...................................
                                                                Argentina           5,185,300         163,985,113
                                                                                                  ---------------
                                                                                                      807,824,319
                                                                                                  ---------------
FINANCIAL SERVICES 1.2%
Axa-UAP.....................................................
                                                                  France            1,866,514         180,773,945
Industrial Finance Corp. of Thailand, fgn. .................
                                                                 Thailand          15,508,000          10,446,736
                                                                                                  ---------------
                                                                                                      191,220,681
                                                                                                  ---------------
FOOD & HOUSEHOLD PRODUCTS 2.3%
Albert Fisher Group Plc. ...................................
                                                              United Kingdom       28,700,255          13,357,643
*Burns Philp & Co. Ltd. ....................................
                                                                Australia           7,263,843           1,183,454
C P Pokphand Co. Ltd. ......................................
                                                                Hong Kong          97,769,800          18,941,540
Chareon Pokphand Feedmill Public Co. Ltd., fgn. ............
                                                                 Thailand             760,800           1,378,453
Grupo Embotellador de Mexico SA de CV, GDR..................
                                                                  Mexico            1,610,600          20,535,150
Hillsdown Holdings Plc. ....................................
                                                              United Kingdom       26,046,153          68,228,580
Illovo Sugar Limited........................................
                                                               South Africa         2,300,000           3,956,289
*Industrias Bachoco SA, ADR.................................
                                                                  Mexico              500,000           8,218,750
McBride Plc. ...............................................
                                                              United Kingdom        1,306,200           4,110,254
Panamerican Beverages Inc., A...............................
                                                                  Mexico            1,435,400          52,302,388
*Showa Sangyo Co. ..........................................
                                                                  Japan               151,000             337,684
Tate & Lyle Plc. ...........................................
                                                              United Kingdom       14,000,000         121,206,630
Vitasoy International Holdings Ltd. ........................
                                                                Hong Kong          15,311,000           5,586,513
Vitro SA....................................................
                                                                  Mexico            8,183,320          30,911,245
Vitro SA, ADR...............................................
                                                                  Mexico            2,463,840          27,872,190
                                                                                                  ---------------
                                                                                                      378,126,763
                                                                                                  ---------------

 18

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
FOREST PRODUCTS & PAPER 5.3%
Aracruz Celulose SA, ADR....................................
                                                                  Brazil            3,239,700     $    44,343,394
Asia Pulp & Paper Co. Ltd., ADR.............................
                                                                Indonesia           3,804,500          45,416,219
Assidomaen AB...............................................
                                                                  Sweden            1,780,900          43,862,887
Carter Holt Harvey Ltd. ....................................
                                                               New Zealand         42,697,138          65,152,932
Cartiere Burgo SpA..........................................
                                                                  Italy             6,155,730          42,411,153
Enso OY, A..................................................
                                                                 Finland              634,000           5,700,041
Enso OY, R..................................................
                                                                 Finland            8,687,550          78,579,665
Fletcher Challenge Ltd. Forestry Division...................
                                                               New Zealand         17,604,547          13,071,435
Fletcher Challenge Ltd. Forestry Division, AUD..............
                                                               New Zealand            331,211             249,575
Fletcher Challenge Paper Ltd. ..............................
                                                               New Zealand         27,201,539          36,577,667
Mayr-Melnhof Karton AG......................................
                                                                 Austria               86,316           5,025,677
Metsa Serla OY, B...........................................
                                                                 Finland            2,859,000          25,548,345
Mo Och Domsjoe AB, B........................................
                                                                  Sweden            2,767,000          80,603,988
Munksjo AB..................................................
                                                                  Sweden            1,100,000          10,176,908
Norske Skogindustrier AS, A.................................
                                                                  Norway            1,619,000          49,357,150
PT Barito Pacific Timber TBK................................
                                                                Indonesia          38,872,000           8,686,480
PT Indah Kiat Pulp & Paper Corp. ...........................
                                                                Indonesia         112,826,073          24,582,217
*PT Inti Indorayon Utama....................................
                                                                Indonesia          20,000,000           2,681,564
PT Tjiwi Kimia TBK..........................................
                                                                Indonesia          19,660,766           3,679,529
*Sappi Ltd. ................................................
                                                               South Africa         4,003,500          17,783,431
Stora Kopparbergs Bergslags AB, A...........................
                                                                  Sweden            2,381,700          34,690,011
Stora Kopparbergs Bergslags AB, B...........................
                                                                  Sweden            2,348,100          33,907,051
Svenska Cellulosa AB, B.....................................
                                                                  Sweden            1,762,656          40,107,944
Unipapel SA.................................................
                                                                  Spain               167,900           4,586,835
UPM-Kymmene Corp. ..........................................
                                                                 Finland            6,067,834         157,598,921
                                                                                                  ---------------
                                                                                                      874,381,019
                                                                                                  ---------------
INDUSTRIAL COMPONENTS 2.5%
BTR Plc. ...................................................
                                                              United Kingdom       40,000,000         105,934,298
Chudenko Corp. .............................................
                                                                  Japan               431,000          11,757,653
Sandvik AB, A...............................................
                                                                  Sweden            1,363,000          38,511,971
Sandvik AB, B...............................................
                                                                  Sweden            2,395,000          67,072,576
Sanyo Electric Co. Ltd. ....................................
                                                                  Japan            12,000,000          32,355,274
SKF AB, B...................................................
                                                                  Sweden            4,790,976          99,131,903
Yamato Kogyo Co. Ltd. ......................................
                                                                  Japan             5,970,000          48,290,246
                                                                                                  ---------------
                                                                                                      403,053,921
                                                                                                  ---------------
INSURANCE .2%
HIH Winterthur International Holdings Ltd. .................
                                                                Australia           5,973,777          11,841,467
National Mutual Asia Ltd. ..................................
                                                                Hong Kong           3,032,000           2,702,073
Ste Centrale Du Groupe Des Asurances Nationales.............
                                                                  France              880,009          21,690,923
                                                                                                  ---------------
                                                                                                       36,234,463
                                                                                                  ---------------
LEISURE & TOURISM .4%
Grand Hotel Holdings Ltd. ..................................
                                                                Hong Kong          24,685,000           5,483,784
Harbour Centre Development Ltd. ............................
                                                                Hong Kong          11,606,000           9,593,594
Mandarin Oriental Intl. Ltd. ...............................
                                                                Singapore          29,986,000          25,038,310

                                                                              19

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
LEISURE & TOURISM (CONT.)
*Shangri-La Asia Ltd. ......................................
                                                                Hong Kong          11,442,000     $    10,270,830
Thistle Hotels Plc. ........................................
                                                              United Kingdom        5,361,600          16,429,826
                                                                                                  ---------------
                                                                                                       66,816,344
                                                                                                  ---------------
MACHINERY & ENGINEERING .8%
Makita Corp. ...............................................
                                                                  Japan               531,000           6,147,978
New Holland NV..............................................
                                                               Netherlands          2,900,900          71,797,275
Rauma OY....................................................
                                                                 Finland              175,517           2,871,418
Valmet OY...................................................
                                                                 Finland              217,500           3,266,994
Van Der Horst Ltd. .........................................
                                                                Singapore           2,900,000           1,440,605
Vickers Plc. ...............................................
                                                              United Kingdom       13,017,814          45,252,871
                                                                                                  ---------------
                                                                                                      130,777,141
                                                                                                  ---------------
MERCHANDISING 3.1%
Best Denki Co. Ltd. ........................................
                                                                  Japan               124,500             755,293
Dairy Farm International Holdings Ltd. .....................
                                                                Hong Kong          56,773,759          68,128,511
*Gucci Group NV.............................................
                                                               Netherlands          1,500,000          62,906,250
Kwik Save Group Plc. .......................................
                                                              United Kingdom        6,050,119          34,487,811
*Lojas Americanas SA, ADR...................................
                                                                  Brazil              197,000           1,237,623
Matsuzakaya Co. Ltd. .......................................
                                                                  Japan             2,841,600          13,520,698
Safeway Plc. ...............................................
                                                              United Kingdom       11,603,978          68,823,224
Somerfield Plc. ............................................
                                                              United Kingdom       20,000,000          99,344,295
Storehouse Plc. ............................................
                                                              United Kingdom        6,700,000          28,754,654
+W.H. Smith Group...........................................
                                                              United Kingdom       15,190,400         123,254,012
*Yaohan Hongkong Corp. Ltd. ................................
                                                                Hong Kong          10,000,000             555,376
                                                                                                  ---------------
                                                                                                      501,767,747
                                                                                                  ---------------
METALS & MINING 4.8%
Alcan Aluminum Ltd. ........................................
                                                                  Canada            4,309,870         133,391,727
Alcan Aluminum Ltd., USD....................................
                                                                  Canada              502,356          15,604,433
Anglo American Platinum Corp. Ltd. .........................
                                                               South Africa         4,000,000          56,986,745
British Steel Plc. .........................................
                                                              United Kingdom       70,630,800         169,891,871
Companhia Siderurgica Nacional CSN, ADR.....................
                                                                  Brazil            1,483,275          37,823,512
Elkem AS....................................................
                                                                  Norway            1,889,450          24,187,912
Eramet SA...................................................
                                                                  France              144,432           6,077,472
Grupo Mexico SA de CV, B....................................
                                                                  Mexico           11,198,000          38,620,588
*Industrias Penoles SA......................................
                                                                  Mexico              806,000           3,403,836
Ingwe Coal Corp. Ltd. ......................................
                                                               South Africa           100,000             339,978
Maanshan Iron & Steel Co. Ltd., H...........................
                                                                  China           156,486,000          16,775,380
*Minorco SA, ADR............................................
                                                                Luxembourg          2,929,241          51,261,718
Outokumpu OY, A.............................................
                                                                 Finland            1,101,400          14,403,269
Pechiney SA, A..............................................
                                                                  France            1,736,105          77,077,752
*Pohang Iron & Steel Co. Ltd. ..............................
                                                               South Korea            921,460          57,764,623
RGC Ltd. ...................................................
                                                                Australia           8,344,797          11,329,727

 20

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
South African Iron & Steel Industrial Corp. Ltd. ...........
                                                               South Africa        44,417,900     $    14,831,435
Trelleborg AB, B............................................
                                                                  Sweden            1,030,084          14,552,665
*Union Miniere NPV..........................................
                                                                 Belgium              500,000          37,002,404
                                                                                                  ---------------
                                                                                                      781,327,047
                                                                                                  ---------------
MISCELLANEOUS MATERIALS & COMMODITIES .5%
Agrium Inc. ................................................
                                                                  Canada            3,545,500          47,199,469
De Beers Centenary Linked Units.............................
                                                               South Africa           929,800          18,439,826
De Beers Centenary Linked Units, ADR........................
                                                               South Africa           800,000          15,950,000
                                                                                                  ---------------
                                                                                                       81,589,295
                                                                                                  ---------------
MULTI-INDUSTRY 6.3%
Alfa SA de CV, A............................................
                                                                  Mexico              267,300           1,520,799
Amoy Properties Ltd. .......................................
                                                                Hong Kong          32,084,500          27,142,845
Broken Hill Proprietary Co. Ltd. ...........................
                                                                Australia          13,000,000         127,963,179
Cheung Kong Holdings Ltd. ..................................
                                                                Hong Kong          22,250,000         155,900,872
+*Elementis Plc. ...........................................
                                                              United Kingdom       28,200,000          60,165,079
First Pacific Co. ..........................................
                                                                Hong Kong          70,197,800          35,812,891
Hicom Holdings Bhd. ........................................
                                                                 Malaysia          20,865,600          12,310,422
Hutchison Whampoa Ltd. .....................................
                                                                Hong Kong          17,000,000         120,213,109
Inchcape Plc. ..............................................
                                                              United Kingdom       27,938,745          86,764,859
Jardine Matheson Holdings Ltd. .............................
                                                                Hong Kong          18,468,396          86,432,093
Jardine Strategic Holdings Ltd. ............................
                                                                Hong Kong          14,674,764          41,823,077
Marine Wendel SA............................................
                                                                  France              329,293          46,836,873
Murray & Roberts Hldgs. Ltd. ...............................
                                                               South Africa        15,000,000          23,221,694
Pilkington Plc. ............................................
                                                              United Kingdom       37,500,000          71,048,469
Saha Union Public Co. Ltd., fgn. ...........................
                                                                 Thailand             689,000             608,177
Swire Pacific Ltd., A.......................................
                                                                Hong Kong          16,780,400         100,996,660
Swire Pacific Ltd., B.......................................
                                                                Hong Kong          29,670,700          29,891,051
                                                                                                  ---------------
                                                                                                    1,028,652,149
                                                                                                  ---------------
REAL ESTATE 1.2%
+Bail Investissement........................................
                                                                  France              164,380          24,596,859
Hang Lung Development Co. Ltd. .............................
                                                                Hong Kong          38,302,000          56,148,234
Hon Kwok Land Investment Co. Ltd. ..........................
                                                                Hong Kong          48,971,000           8,981,443
New Asia Realty and Trust Co. Ltd., A.......................
                                                                Hong Kong           4,834,000           9,739,800
New World Development Co. Ltd. .............................
                                                                Hong Kong          14,000,000          51,624,152
PT Jaya Properties, fgn. ...................................
                                                                Indonesia           3,615,000             191,858
Ryoden Development Ltd. ....................................
                                                                Hong Kong          20,000,000           3,358,088
Union du Credit Bail Immobilier Unibail.....................
                                                                  France              121,381          13,252,813
Wereldhave NV...............................................
                                                               Netherlands            450,000          27,206,692
                                                                                                  ---------------
                                                                                                      195,099,939
                                                                                                  ---------------

                                                                              21

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
RECREATION & OTHER CONSUMER GOODS 1.0%
Fila Holding SpA, ADR.......................................
                                                                  Italy               439,500     $     9,614,062
Nintendo Co. Ltd. ..........................................
                                                                  Japan             1,107,700         101,897,859
Yue Yuen Industrial (Holdings) Ltd. ........................
                                                                Hong Kong          22,881,400          44,033,950
                                                                                                  ---------------
                                                                                                      155,545,871
                                                                                                  ---------------
TELECOMMUNICATIONS 7.3%
Asia Satellite Telecommunications Hldgs. Ltd. ..............
                                                                Hong Kong           8,945,000          16,520,956
Asia Satellite Telecommunications Hldgs. Ltd., ADR..........
                                                                Hong Kong             425,000           7,756,250
British Telecommunications Plc. ............................
                                                              United Kingdom       19,000,000         191,571,386
*Digital Telecommunications Philippines Inc. ...............
                                                               Philippines        124,707,800           7,211,262
Hong Kong Telecommunications Ltd. ..........................
                                                                Hong Kong          44,027,500          92,689,474
PT Indosat TBK, ADR.........................................
                                                                Indonesia             932,700          13,990,500
SK Telecom Co. Ltd., ADR....................................
                                                               South Korea          8,541,849          73,673,448
Smartone Telecommunications Holdings Ltd. ..................
                                                                Hong Kong           3,637,500           9,419,680
Tele Danmark AS, B..........................................
                                                                 Denmark            1,255,700          81,369,128
Telecom Argentina Stet-France SA, ADR.......................
                                                                Argentina           2,964,800         108,771,100
Telecom Italia SpA, di Risp.................................
                                                                  Italy            32,200,275         155,970,786
*Telecomunicacoes de Minas Gerais SA........................
                                                                  Brazil          159,747,107          14,841,788
Telefonica de Argentina SA, B, ADR..........................
                                                                Argentina             678,600          24,429,600
Telefonica de Espana SA.....................................
                                                                  Spain             3,431,700         118,080,480
Telefonica del Peru SA, B...................................
                                                                   Peru            10,829,856          20,177,225
Telefonica del Peru SA, B, ADR..............................
                                                                   Peru             1,829,200          34,640,475
Telefonos de Mexico SA (Telmex), L..........................
                                                                  Mexico           13,623,481          34,200,539
Telefonos de Mexico SA (Telmex), L, ADR.....................
                                                                  Mexico            3,600,200         182,485,138
                                                                                                  ---------------
                                                                                                    1,187,799,215
                                                                                                  ---------------
TEXTILES & APPAREL .2%
Courtaulds Textiles Plc. ...................................
                                                              United Kingdom        3,750,000          21,098,306
*Daehan Synthetic Fiber Co. Ltd. ...........................
                                                               South Korea             21,740             776,143
Dawson International Plc. ..................................
                                                              United Kingdom        8,713,400           7,392,996
Fountain Set Holdings Ltd. .................................
                                                                Hong Kong           5,657,000             993,674
PT Indorama Synthetics......................................
                                                                Indonesia          21,600,000           6,033,520
*Tae Kwang Industrial Co. Ltd. .............................
                                                               South Korea             15,760           3,522,596
                                                                                                  ---------------
                                                                                                       39,817,235
                                                                                                  ---------------
TRANSPORTATION 2.2%
Air New Zealand Ltd., B.....................................
                                                               New Zealand         10,255,000          15,288,699
Cathay Pacific Airways Ltd. ................................
                                                                Hong Kong          50,060,000          42,996,319
Great Eastern Shipping Co. Ltd. ............................
                                                                  India             4,000,000           4,223,634
Great Eastern Shipping Co. Ltd., GDR........................
                                                                  India               543,000           3,556,650
Great Eastern Shipping Co. Ltd., GDR, 144A..................
                                                                  India               652,500           4,273,875
Guangshen Railway Co. Ltd., ADR.............................
                                                                  China               502,620           6,502,646
Hitachi Zosen Corp. ........................................
                                                                  Japan             8,512,000          19,440,571
IMC Holdings Ltd. ..........................................
                                                                Hong Kong          11,982,000           2,785,612
Koninklijke Nedlloyd Groep NV...............................
                                                               Netherlands             99,250           2,315,761
*Korean Air.................................................
                                                               South Korea            156,776             894,766
Kvaerner Industrier AS, A...................................
                                                                  Norway            1,200,000          43,551,708

 22

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION (CONT.)
Malaysian International Shipping Corp., fgn. ...............
                                                                 Malaysia           3,936,000     $     7,243,518
Orient Overseas International Ltd. .........................
                                                                Hong Kong          13,936,000           6,119,780
Peninsular & Oriental Steam Navigation Co. .................
                                                              United Kingdom        4,185,828          53,790,007
Shun Tak Holdings...........................................
                                                                Hong Kong          45,666,000          11,088,418
Singapore Airlines Ltd., fgn. ..............................
                                                                Singapore          14,316,000         106,011,725
Transport Development Group Plc. ...........................
                                                              United Kingdom        1,000,000           3,871,627
*Transportacion Maritima Mexicana SA de CV, ADR, A..........
                                                                  Mexico              831,300           5,039,756
*Transportacion Maritima Mexicana SA de CV, ADR, L..........
                                                                  Mexico              789,400           5,476,463
Vosper Thornycroft Holdings Plc. ...........................
                                                              United Kingdom        1,200,000          15,193,252
                                                                                                  ---------------
                                                                                                      359,664,787
                                                                                                  ---------------
UTILITIES ELECTRICAL & GAS 5.6%
BG Plc. ....................................................
                                                              United Kingdom       28,953,000         145,127,521
*CEZ AS.....................................................
                                                              Czech Republic        1,107,563          31,744,603
CLP Holdings Ltd. ..........................................
                                                                Hong Kong          14,999,900          77,881,302
Electrabel SA...............................................
                                                                 Belgium              280,133          68,031,231
Guangdong Electric Power Development Co Ltd., B, 144A.......
                                                                  China             5,198,052           3,141,993
Hong Kong Electric Holdings Ltd. ...........................
                                                                Hong Kong          27,499,900          97,674,814
Iberdrola SA................................................
                                                                  Spain             6,905,592          99,941,084
*Korea Electric Power Corp. ................................
                                                               South Korea          6,275,020          83,769,404
Mosenergo...................................................
                                                                  Russia           26,500,000          34,662,000
*Mosenergo, ADR.............................................
                                                                  Russia              450,000          17,887,500
Mosenergo, ADR, 144A........................................
                                                                  Russia              450,000          17,887,500
National Grid Group Plc. ...................................
                                                              United Kingdom       17,000,000          96,065,768
Shandong Huaneng Power Development Co. Ltd., ADR............
                                                                  China             3,000,000          25,312,500
Thames Water Group Plc. ....................................
                                                              United Kingdom        8,393,326         122,723,596
                                                                                                  ---------------
                                                                                                      921,850,816
                                                                                                  ---------------
WHOLESALE & INTERNATIONAL TRADE .1%
Inchcape Motores Ltd., fgn. ................................
                                                                Singapore           2,279,100           3,445,724
Sime Darby Hongkong Ltd. ...................................
                                                                Hong Kong          10,435,400           5,189,059
                                                                                                  ---------------
                                                                                                        8,634,783
                                                                                                  ---------------
TOTAL COMMON STOCKS (COST $10,764,323,882)..................                                       11,470,241,487
                                                                                                  ---------------
PREFERRED STOCKS 5.6%
Ballast Nedam NV, ctf., conv., pfd. ........................
                                                               Netherlands            292,358          15,158,827
Banco Bradesco SA, pfd. ....................................
                                                                  Brazil        6,996,200,000          59,428,854
Centrais Eletricas Brasileiras SA (Eletrobras), ADR, pfd....
                                                                  Brazil              869,000          20,376,499
Cia Vale do Rio Doce, ADR, pfd. ............................
                                                                  Brazil            1,500,000          32,650,533
Embotelladora Andina SA, B, ADR, pfd. ......................
                                                                  Chile             1,265,950          22,470,612
*Ericsson Telecomunicacoes SA, pfd. ........................
                                                                  Brazil          201,032,000           6,748,299
Fiat SpA, pfd. .............................................
                                                                  Italy            59,004,500         115,206,414
Krones AG Herman Kronseder Maschinen Fabrik, pfd. ..........
                                                                 Germany               27,700           8,627,856
News Corp. Ltd., pfd. ......................................
                                                                Australia          32,382,538         176,962,168
Petroleo Brasileiro SA (Petrobras), pfd. ...................
                                                                  Brazil          170,000,000          38,508,163
Telecomunicacoes Brasileiras SA (Telebras), pfd. ...........
                                                                  Brazil          572,200,000          69,870,017
Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd........
                                                                  Brazil            1,650,000         202,021,875

                                                                              23

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
PREFERRED STOCKS (CONT.)
Usinas Siderurgicas De Minas Gerais SA, pfd. ...............
                                                                  Brazil            6,087,150     $    41,203,997
Volkswagen AG, pfd. ........................................
                                                                 Germany              206,684         100,724,196
                                                                                                  ---------------
TOTAL PREFERRED STOCKS (COST $693,137,030)..................                                          909,958,310
                                                                                                  ---------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT**
                                                                               --------------
BONDS 6.0%
U.S. Treasury Bonds:
  14.00%, 11/15/11..........................................
                                                              United States    $   97,000,000         150,925,986
  7.875%, 2/15/21...........................................
                                                              United States       128,500,000         158,175,533
  6.25%, 8/15/23............................................
                                                              United States       155,303,000         160,544,632
U.S. Treasury Notes:
  6.125%, 3/31/98...........................................
                                                              United States       200,000,000         200,187,600
  6.375%, 7/15/99...........................................
                                                              United States       102,500,000         103,653,228
  6.00%, 10/15/99...........................................
                                                              United States       103,000,000         103,708,228
  6.375%, 1/15/00...........................................
                                                              United States       103,000,000         104,448,489
                                                                                                  ---------------
TOTAL BONDS (COST $952,930,566).............................                                          981,643,696
                                                                                                  ---------------
SHORT TERM INVESTMENTS 17.6%
U.S. Treasury Bills, 4.93% to 5.245%
  with maturities to 5/28/98................................
                                                              United States     2,497,841,000       2,479,317,691
U.S. Treasury Notes, 6.00% to 9.00%,
  with maturities to 5/31/98................................
                                                              United States       400,000,000         401,375,300
                                                                                                  ---------------
TOTAL SHORT TERM INVESTMENTS (COST $2,883,129,847)..........                                        2,880,692,991
                                                                                                  ---------------
TOTAL INVESTMENTS (COST $15,293,521,325) 99.3%..............                                       16,242,536,484
OTHER ASSETS, LESS LIABILITIES .7%..........................                                          106,750,813
                                                                                                  ---------------
TOTAL NET ASSETS 100.0%.....................................                                      $16,349,287,297
                                                                                                  ===============

*Non-income producing.
**Securities traded in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securites. Investments in "affiliated companies" at February 28, 1998 were $493,911,611.
                       See Notes to Financial Statements.
 24

PAGE


TEMPLETON FOREIGN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $15,293,521,325)..........................................    $16,242,536,484
 Receivables:
  Investment securities sold................................        129,933,748
  Capital shares sold.......................................         80,936,319
  Dividends and interest....................................         47,824,279
                                                                ---------------
      Total assets..........................................     16,501,230,830
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased...........................         75,508,567
  Capital shares redeemed...................................         40,855,291
  To affiliates.............................................         14,089,902
 Distributions to shareholders..............................            822,550
 Funds advanced by custodian................................         13,315,650
 Other liabilities..........................................          7,351,573
                                                                ---------------
      Total liabilities.....................................        151,943,533
                                                                ---------------
Net assets, at value........................................    $16,349,287,297
                                                                ===============
Net assets consist of:
 Undistributed net investment income........................    $    39,265,479
 Net unrealized appreciation................................        949,015,159
 Accumulated net realized gain..............................        698,135,892
 Capital shares.............................................     14,662,870,767
                                                                ---------------
Net assets, at value........................................    $16,349,287,297
                                                                ===============
CLASS I:
 Net asset value per share ($14,665,556,626 / 1,392,692,528
  shares outstanding).......................................             $10.53
                                                                ===============
 Maximum offering price per share ($10.53 / 94.25%).........             $11.17
                                                                ===============
CLASS II:
 Net asset value per share ($1,475,280,600 / 141,697,922
  shares outstanding)*......................................             $10.41
                                                                ===============
 Maximum offering price per share ($10.41 / 99.00%).........             $10.52
                                                                ===============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($208,450,071 / 19,769,571 shares outstanding)............             $10.54
                                                                ===============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              25

PAGE


TEMPLETON FOREIGN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $12,789,098)
 Dividends..................................................    $128,603,815
 Interest...................................................     118,873,964
                                                                ------------
      Total investment income...............................                       $ 247,477,779
Expenses:
 Management fees (Note 3)...................................      47,922,257
 Administrative fees (Note 3)...............................       6,103,175
 Distribution fees (Note 3)
       Class I..............................................      17,813,322
       Class II.............................................       6,841,403
 Transfer agent fees (Note 3)...............................       9,811,851
 Custodian fees.............................................       3,338,091
 Reports to shareholders....................................       1,221,000
 Registration and filing fees...............................         723,000
 Professional fees (Note 3).................................          35,201
 Directors' fees and expenses...............................          20,000
 Other......................................................          90,867
                                                                ------------
      Total expenses........................................                          93,920,167
                                                                                   -------------
            Net investment income...........................                         153,557,612
                                                                                   -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     969,780,541
  Foreign currency transactions.............................      (3,256,944)
                                                                ------------
     Net realized gain......................................                         966,523,597
     Net unrealized depreciation on investments.............                        (722,206,564)
                                                                                   -------------
Net realized and unrealized gain............................                         244,317,033
                                                                                   -------------
Net increase in net assets resulting from operations........                       $ 397,874,645
                                                                                   =============

                       See Notes to Financial Statements.
 26

PAGE


TEMPLETON FOREIGN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1997
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   153,557,612        $   422,425,549
  Net realized gain from investments and foreign currency
    transactions............................................         966,523,597            959,628,401
  Net unrealized appreciation (depreciation) on
   investments..............................................        (722,206,564)           828,449,706
                                                                ---------------------------------------
    Net increase in net assets resulting from operations....         397,874,645          2,210,503,656
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................        (418,375,110)          (277,426,851)
   Class II.................................................         (31,958,641)           (13,861,585)
   Advisor Class............................................          (4,891,723)                    --
  Net realized gains:
   Class I..................................................      (1,102,122,389)          (174,274,273)
   Class II.................................................        (105,685,929)           (10,429,068)
   Advisor Class............................................         (11,863,197)                    --
 Capital share transactions (Note 2):
   Class I..................................................       1,457,143,358          3,139,139,968
   Class II.................................................         278,330,040            665,437,465
   Advisor Class............................................          80,309,825            141,784,663
                                                                ---------------------------------------
    Net increase in net assets..............................         538,760,879          5,680,873,975
Net assets:
 Beginning of period........................................      15,810,526,418         10,129,652,443
                                                                ---------------------------------------
 End of period..............................................     $16,349,287,297        $15,810,526,418
                                                                =======================================
Undistributed net investment income included in net assets:
 End of period..............................................     $    39,265,479        $   340,933,341
                                                                =======================================

                       See Notes to Financial Statements.
                                                                              27

PAGE


TEMPLETON FOREIGN FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Fund (the Fund) is a separate diversified series of Templeton Funds, Inc. (the Company) which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

 28

PAGE


TEMPLETON FOREIGN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class I, Class II and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At February 28, 1998, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 2.0 billion shares have been classified as Fund shares as follows: 1.5 billion Class I shares, 300 million Class II shares and 200 million Advisor Class shares. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 28, 1998                        AUGUST 31, 1997
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                    -----------------------------------------------------------------------
CLASS I SHARES:
Shares sold.......................................   261,695,415    $ 2,766,547,051          492,650,269    $ 5,300,198,785
Shares issued on reinvestment of distributions....   123,812,889      1,328,959,551           38,938,243        386,869,780
Shares redeemed...................................  (253,754,223)    (2,638,363,244)        (234,044,276)    (2,547,928,597)
                                                    -----------------------------------------------------------------------
Net increase......................................   131,754,081    $ 1,457,143,358          297,544,236    $ 3,139,139,968
                                                    =======================================================================

                                                                              29

PAGE


TEMPLETON FOREIGN FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                              FEBRUARY 28, 1998                     AUGUST 31, 1997
                                                        ------------------------------------------------------------------
                                                           SHARES          AMOUNT                SHARES          AMOUNT
                                                        ------------------------------------------------------------------
CLASS II SHARES:
Shares sold...........................................    31,768,997    $ 335,236,503           67,411,120    $721,149,292
Shares issued on reinvestment of distributions........     9,500,880      100,972,206            1,728,829      17,020,675
Shares redeemed.......................................   (15,428,340)    (157,878,669)          (6,707,008)    (72,732,502)
                                                        ------------------------------------------------------------------
Net increase..........................................    25,841,537    $ 278,330,040           62,432,941    $665,437,465
                                                        ==================================================================

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                              FEBRUARY 28, 1998                     AUGUST 31, 1997*
                                                        ------------------------------------------------------------------
                                                           SHARES          AMOUNT                SHARES          AMOUNT
                                                        ------------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold...........................................    10,304,859    $ 108,194,931           12,681,374    $147,529,611
Shares issued on reinvestment of distributions........       260,105        3,064,066                   --              --
Shares redeemed.......................................    (2,978,085)     (30,949,172)            (498,682)     (5,744,948)
                                                        ------------------------------------------------------------------
Net increase..........................................     7,586,879    $  80,309,825           12,182,692    $141,784,663
                                                        ==================================================================

*Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

 30

PAGE


TEMPLETON FOREIGN FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1998, unreimbursed costs were $2,809,133. Distributors received net commissions from sales of fund shares, and received contingent deferred sales charges for the period of $262,910 and $302,280, respectively.

Included in professional fees are legal fees of $12,660 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At February 28, 1998, the net unrealized appreciation based on cost of investments for income tax purposes was as follows:

Unrealized appreciation....................................  $ 2,191,090,829
Unrealized depreciation....................................   (1,242,075,670)
                                                             ---------------
Net unrealized appreciation................................  $   949,015,159
                                                             ===============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1998 aggregated $3,638,422,146 and $2,537,658,663, respectively.

                                                                              31



PAGE


                       This page intentionally left blank
PAGE


LITERATURE REQUEST
For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


* These funds are now closed to new accounts, with the exception of retirement accounts.

** Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

*** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.


+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.
                                                                         10/97.1




PAGE


PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus for the Templeton Foreign Fund which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

104 S98 04/98                          [RECYCLED LOGO] Printed on recycled paper